Share-Based Compensation (Details) - USD ($)					6 Months Ended
	Dec. 20, 2024	Nov. 22, 2018	Aug. 05, 2010	Jun. 01, 2010	Jun. 30, 2025	Jun. 30, 2024
Share Based Compensation [Line Items]
Aggregate number of Shares awarded and sold under the Plan	6,500,000
Percentage of ordinary shares outstanding	15.00%
Unrecognized share-based compensation expenses (in Dollars)
General and Administrative Expense [Member]
Share Based Compensation [Line Items]
Share-based compensation expenses (in Dollars)
Board of Directors [Member] | Restricted Stock [Member]
Share Based Compensation [Line Items]
Restricted stock awards grant shares		200,000
Percent of the awards vested		25.00%
Shares of restricted stock were grant or vested
2010 Equity Incentive Plan
Share Based Compensation [Line Items]
Terminated term			10 years
Amended and Restated 2010 Equity Incentive Plan
Share Based Compensation [Line Items]
Unless terminated term				10 years